Long-Term Debt and Other Financial Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-Term Debt
The amounts in the accompanying condensed consolidated balance sheets are analyzed as follows:

	June 30, 2025	December 31, 2024
Long-term debt and other financial liabilities	67,112	80,465
Less: Deferred financing costs	(1,255)	(1,712)
Total	65,857	78,753
Less – current portion	(15,346)	(17,650)
Long-term portion	50,511	61,103

Annual Principal Payments
The annual principal payments required to be made after June 30, 2025 for all long-term debt and other financial liabilities, are as follows:

Twelve-month periods ending June 30,	Amount
2026	15,873
2027	12,540
2028	12,911
2029	5,536
Thereafter	20,252
Total	67,112